Summary of Non-Vested Service-Based Restricted Shares (Details) - 12 months ended Dec. 31, 2014 - Service Based Restricted Shares - $ / shares	Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares, Beginning Balance	1,781,354
Granted	646,290
Vested	(679,967)
Canceled	(172,950)
Non-vested shares, Ending Balance	1,574,727
Weighted average fair value at date of grant, Beginning Balance	$ 12.23
Weighted average fair value at date of grant, Granted	22.42
Weighted average fair value at date of grant, Vested	13.01
Weighted average fair value at date of grant, Canceled	12.48
Weighted average fair value at date of grant, Ending Balance	$ 16.05